Financial Risk Management - Exposure to Interest Rate Risk: Interest Bearing Financial Assets and Liabilities (Detail) - Interest rate risk [member] - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fixed rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	¥ 29,902	¥ 21,233
Financial liabilities		43
Fixed rate [Member] | Short-term borrowings [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities		43
Fixed rate [Member] | Japanese government bonds [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	280	280
Fixed rate [Member] | Time deposits [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	11,507	12,002
Fixed rate [Member] | Loan receivable [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	110	116
Fixed rate [Member] | Corporate bonds and other debt instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	18,005	8,835
Variable rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	23,000	22,042
Variable rate [Member] | Short-term borrowings [member]
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	¥ 23,000	¥ 22,042